Income Tax - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Accrued payroll and expense	¥ 270,887	¥ 206,180
Net loss carryforward	375,482	386,749
Financial subsidy	44,468	20,009
Depreciation for property and equipment	201,282	179,774
Unrealized gain from intragroup transactions		20,545
Provision for allowance for credit losses	151,878	121,898
Deferred tax assets in subtotal	1,043,997	935,155
Valuation allowance on deferred tax assets	(59,430)	(55,383)
Total deferred tax assets	984,567	879,772
Deferred tax liabilities:
Difference in basis of land use rights	(107,612)	(131,412)
Difference in basis of property and equipment	(447,865)	(299,529)
Difference in basis of intangible assets	(2,836)	(3,859)
Unrealized investment gain	(2,744)	(900)
Dividend withholding tax	(453,488)	(202,500)
Total deferred tax liabilities	¥ (1,014,545)	¥ (638,200)